Document and Entity Information	Mar. 08, 2022
Cover [Abstract]
Entity Registrant Name	ALTRA INDUSTRIAL MOTION CORP.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 8, 2022, Altra Industrial Motion Corp. ("the Company") filed with the Securities and Exchange Commission a report on Form 8-K (the "Prior 8-K") disclosing that the Company issued a press release in connection with its 2022 Investor Day and prepared an investor presentation (the "Investor Presentation") containing certain information and financial highlights, a copy of which was furnished as Exhibit 99.2 to the Prior Form 8-K. This amendment is being filed solely for the purpose of replacing the Investor Presentation furnished as Exhibit 99.2 to correct a formula error in the graph titled "4 A Closer Look at 2022 Margin Expansion" on slide 113 of the Investor Presentation. A copy of the corrected presentation is attached hereto as Exhibit 99.2. No other changes have been made to the Prior Form 8-K
Entity Central Index Key	0001374535
Document Period End Date	Mar. 08, 2022
Entity Emerging Growth Company	false
Entity File Number	001-33209
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1478870
Entity Address, Address Line One	300 Granite Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	781
Local Phone Number	917-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (par value $0.001)
Trading Symbol	AIMC
Name of each exchange on which registered	NASDAQ